UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.
Attached hereto.

UBD | Claymore U.S. Capital Markets Bond ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds — 22.4%
	Advertising — 0.1%
$12,000	Omnicom Group, Inc.	BBB+	5.900%	04/15/16	$ 13,808

	Aerospace/Defense — 0.3%
10,000	Lockheed Martin Corp., Ser. B	A-	6.150%	09/01/36	12,214
20,000	United Technologies Corp.	A	4.875%	05/01/15	22,776
					34,990
	Auto Manufacturers — 0.1%
4,000	Daimler Finance North America LLC	BBB+	8.500%	01/18/31	5,435

	Banks — 5.2%
49,000	Bank of America Corp., Ser. MTN	AAA	3.125%	06/15/12	51,189
50,000	Bank of America Corp.	A	5.625%	10/14/16	53,293
10,000	Bank of America Corp.	A	5.750%	12/01/17	10,585
10,000	BB&T Corp.	A-	5.250%	11/01/19	10,725
10,000	Capital One Financial Corp.	BBB-	6.150%	09/01/16	10,847
20,000	Citigroup, Inc.	A	5.300%	10/17/12	21,121
30,000	Citigroup, Inc.	A	6.125%	11/21/17	32,420
10,000	Citigroup, Inc.	A-	6.625%	06/15/32	10,283
49,000	Goldman Sachs Group, Inc.	A	6.125%	02/15/33	51,489
59,000	JPMorgan Chase & Co.	AAA	3.125%	12/01/11	60,976
49,000	JPMorgan Chase & Co.	A	5.150%	10/01/15	53,055
6,000	JPMorgan Chase & Co.	A+	6.000%	01/15/18	6,814
18,000	Morgan Stanley	A	5.300%	03/01/13	19,239
50,000	Morgan Stanley	A-	4.750%	04/01/14	51,492
50,000	Wachovia Corp.	A+	5.250%	08/01/14	53,934
50,000	Wells Fargo & Co.	AA-	4.875%	01/12/11	50,790
10,000	Wells Fargo & Co.	AA-	5.250%	10/23/12	10,754
					559,006
	Beverages— 0.4%
12,000	Bottling Group LLC	A	5.500%	04/01/16	14,126
14,000	Coca-Cola Enterprises, Inc.	A	8.500%	02/01/22	20,013
12,000	SABMiller PLC (United Kingdom) (a)	BBB+	5.500%	08/15/13	13,202
					47,341
	Building Materials — 0.2%
20,000	Masco Corp.	BBB	6.625%	04/15/18	20,283

	Commercial Services — 0.1%
12,000	Western Union Co.	A-	5.930%	10/01/16	13,936

	Computers — 0.7%
69,000	International Business Machines Corp.	A+	4.750%	11/29/12	75,124

	Cosmetics/Personal Care — 0.5%
40,000	Procter & Gamble Co.	AA-	5.550%	03/05/37	47,934

	Diversified Financial Services — 3.6%
20,000	American Express Co.	BBB+	5.500%	09/12/16	22,431
20,000	Ameritech Capital Funding Corp.	A	6.875%	10/15/27	21,928
20,000	Bear Stearns Cos., LLC	A+	5.700%	11/15/14	22,517
40,000	General Electric Capital Corp., Ser. MTN	AAA	3.000%	12/09/11	41,212
20,000	General Electric Capital Corp., Ser. MTNA	AA+	5.875%	02/15/12	21,321
30,000	General Electric Capital Corp., Ser. MTN	AA+	5.375%	10/20/16	33,088
36,000	General Electric Capital Corp., Ser MTNA	AA+	6.750%	03/15/32	40,702
50,000	HSBC Finance Corp.	A	6.375%	10/15/11	52,814
10,000	HSBC Finance Corp.	A	5.000%	06/30/15	10,786
10,000	Jefferies Group, Inc.	BBB	6.250%	01/15/36	9,350
6,000	John Deere Capital Corp.	A	7.000%	03/15/12	6,575
30,000	Merrill Lynch & Co., Inc.	A	6.400%	08/28/17	32,349
69,000	National Rural Utilities Cooperative Finance Corp., Ser. MTNC	A	7.250%	03/01/12	75,397
					390,470
	Electric — 1.7%
26,000	Arizona Public Service Co.	BBB-	6.375%	10/15/11	27,343
14,000	Commonwealth Edison Co., Ser. 104	A-	5.950%	08/15/16	16,535
14,000	Consolidated Edison Co. of New York, Inc., Ser. 06-C	A-	5.500%	09/15/16	16,219
14,000	Constellation Energy Group, Inc.	BBB-	4.550%	06/15/15	15,062
10,000	Duke Energy Ohio, Inc.	A-	5.700%	09/15/12	10,820
10,000	FirstEnergy Corp., Ser. C	BB+	7.375%	11/15/31	11,078
8,000	Iberdrola USA, Inc.	A-	6.750%	07/15/36	9,267
10,000	Indiana Michigan Power Co.	BBB	6.050%	03/15/37	11,286
20,000	Midamerican Energy Holdings Co.	BBB+	6.125%	04/01/36	23,115
10,000	Pacific Gas & Electric Co.	BBB+	6.050%	03/01/34	11,773
6,000	Progress Energy, Inc.	BBB	6.850%	04/15/12	6,507
14,000	Southern Power Co., Ser. D	BBB+	4.875%	07/15/15	15,554
10,000	Virginia Electric and Power Co., Ser. A	A-	6.000%	05/15/37	11,991
					186,550
	Food — 0.4%
20,000	Kraft Foods, Inc.	BBB-	5.625%	11/01/11	21,070
10,000	Kroger Co.	BBB	6.400%	08/15/17	11,940
10,000	Safeway, Inc.	BBB	5.800%	08/15/12	10,835
					43,845
	Healthcare-Services — 0.5%
12,000	Aetna, Inc.	A-	6.000%	06/15/16	13,914
10,000	CIGNA Corp.	BBB	7.875%	05/15/27	12,313
8,000	Humana, Inc.	BBB-	6.450%	06/01/16	8,860
20,000	WellPoint, Inc.	A-	5.250%	01/15/16	22,401
					57,488
	Household Products/Housewares — 0.2%
20,000	Kimberly-Clark Corp.	A	6.125%	08/01/17	24,381

	Insurance — 1.0%
10,000	Allstate Corp.	A-	5.550%	05/09/35	10,535
12,000	American International Group, Inc., Ser. MTN	A-	5.850%	01/16/18	11,580
4,000	Chubb Corp.	A+	6.000%	05/11/37	4,624
10,000	Marsh & McLennan Cos., Inc.	BBB-	5.375%	07/15/14	10,712
20,000	MetLife, Inc.	A-	5.700%	06/15/35	21,547
10,000	Principal Financial Group, Inc.	BBB	6.050%	10/15/36	10,416
12,000	Prudential Financial, Inc., Ser. MTN	A	6.000%	12/01/17	13,436
10,000	Swiss Re Solutions Holding Corp.	A-	7.000%	02/15/26	11,005
10,000	Travelers Cos., Inc., Ser. MTN	A-	6.250%	06/15/37	11,900
					105,755
	Machinery-Construction & Mining — 0.1%
10,000	Caterpillar, Inc.	A	6.050%	08/15/36	12,377

	Media — 2.0%
6,000	CBS Corp.	BBB-	7.875%	07/30/30	7,344
24,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.375%	03/15/13	27,886
20,000	COX Communications, Inc.	BBB-	5.450%	12/15/14	22,538
20,000	News America, Inc.	BBB+	6.400%	12/15/35	22,449
40,000	Reed Elsevier Capital, Inc.	BBB+	4.625%	06/15/12	41,972
12,000	Thomson Reuters Corp. (Canada)	A-	5.700%	10/01/14	13,735
12,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/17	13,686
10,000	Time Warner, Inc.	BBB	7.625%	04/15/31	12,464
8,000	Viacom, Inc.	BBB+	6.875%	04/30/36	9,521
40,000	Walt Disney Co., Ser. MTNB	A	6.375%	03/01/12	43,337
					214,932
	Oil & Gas — 0.9%
20,000	Anadarko Petroleum Corp.	BBB-	5.950%	09/15/16	19,808
4,000	Apache Corp.	A-	6.000%	01/15/37	4,647
20,000	ConocoPhillips Holding Co.	A	6.950%	04/15/29	25,805
20,000	Devon Financing Corp. ULC (Canada)	BBB+	6.875%	09/30/11	21,272
14,000	Transocean, Inc. (Ivory Coast)	BBB+	6.000%	03/15/18	14,000
6,000	Valero Energy Corp.	BBB	6.625%	06/15/37	6,079
					91,611
	Pharmaceuticals— 1.4%
20,000	Abbott Laboratories	AA	5.875%	05/15/16	23,915
20,000	Bristol-Myers Squibb Co.	A+	5.875%	11/15/36	23,721
49,000	Merck & Co, Inc.	AA-	4.750%	03/01/15	55,577
14,000	Merck & Co, Inc.	AA-	6.000%	09/15/17	17,022
8,000	Teva Pharmaceutical Finance Co. LLC	A-	6.150%	02/01/36	9,826
20,000	Wyeth	AA	5.950%	04/01/37	24,081
					154,142
	Pipelines — 0.7%
4,000	Energy Transfer Partners LP	BBB-	6.625%	10/15/36	4,224
10,000	Enterprise Products Operating LLC, Ser. G	BBB-	5.600%	10/15/14	11,172
20,000	Kinder Morgan Energy Partners LP	BBB	5.000%	12/15/13	21,598
14,000	ONEOK Partners LP	BBB	6.150%	10/01/16	16,147
10,000	Spectra Energy Capital LLC	BBB	8.000%	10/01/19	12,700
6,000	Williams Cos., Inc.	BB+	8.750%	03/15/32	7,565
					73,406
	REITS — 0.3%
10,000	ProLogis	BBB-	5.625%	11/15/16	9,519
10,000	Realty Income Corp.	BBB	6.750%	08/15/19	11,539
10,000	Simon Property Group LP	A-	5.250%	12/01/16	11,102
					32,160
	Retail — 0.4%
20,000	CVS Caremark Corp.	BBB+	5.750%	06/01/17	22,917
10,000	Home Depot, Inc.	BBB+	5.400%	03/01/16	11,267
4,000	McDonald's Corp.	A	6.300%	10/15/37	5,091
					39,275
	Software — 0.1%
12,000	Oracle Corp.	A	5.250%	01/15/16	13,927

	Telecommunications — 1.3%
50,000	AT&T, Inc.	A	5.100%	09/15/14	56,202
10,000	AT&T, Inc.	A	5.625%	06/15/16	11,590
4,000	Cisco Systems, Inc.	A+	5.500%	02/22/16	4,717
10,000	Embarq Corp.	BBB-	7.082%	06/01/16	10,902
36,000	Verizon Global Funding Corp.	A	7.375%	09/01/12	40,418
10,000	Verizon Global Funding Corp.	A	7.750%	12/01/30	13,040
					136,869
	Transportation — 0.2%
8,000	CSX Corp.	BBB-	6.150%	05/01/37	9,242
8,000	Norfolk Southern Corp.	BBB+	7.050%	05/01/37	10,422
					19,664
	Total Corporate Bonds - 22.4%
	(Cost $2,280,650)				2,414,709

	U.S. Government and Agency Securities - 77.0%
	Mortgage Backed Securities— 31.6%
190,000	Fannie Mae (b)	NR	4.500%	TBA	200,984
125,000	Fannie Mae (b)	NR	5.000%	TBA	132,930
135,000	Fannie Mae (b)	NR	5.500%	TBA	145,209
100,000	Fannie Mae (b)	NR	4.500%	TBA	105,031
270,000	Fannie Mae (b)	NR	5.000%	TBA	286,706
610,000	Fannie Mae (b)	NR	5.500%	TBA	652,224
340,000	Fannie Mae (b)	NR	6.000%	TBA	366,084
150,000	Fannie Mae (b)	NR	6.500%	TBA	163,289
275,000	Freddie Mac (b)	NR	5.000%	TBA	291,844
400,000	Freddie Mac (b)	NR	5.500%	TBA	426,938
340,000	Freddie Mac (b)	NR	6.000%	TBA	365,394
120,000	Ginnie Mae (b)	NR	5.000%	TBA	128,944
120,000	Ginnie Mae (b)	NR	5.500%	TBA	129,863
					3,395,440

	U.S. Government Agency Securities — 5.9%
59,000	Fannie Mae	AAA	4.875%	12/15/16	68,780
40,000	Fannie Mae	AAA	5.375%	06/12/17	47,961
40,000	Fannie Mae	AAA	7.250%	05/15/30	58,865
6,000	Fannie Mae	AAA	6.625%	11/15/30	8,344
48,000	Fannie Mae	AAA	5.625%	07/15/37	60,678
24,000	Federal Farm Credit Bank	AAA	3.875%	10/07/13	26,151
30,000	Federal Home Loan Bank System	AAA	4.875%	11/18/11	31,608
20,000	Federal Home Loan Bank System, Ser. 312	AAA	5.750%	05/15/12	21,757
5,000	Federal Home Loan Bank System	AAA	3.125%	12/13/13	5,328
40,000	Federal Home Loan Bank System (c)	AAA	4.750%	12/16/16	46,422
20,000	Federal Home Loan Bank System	AAA	5.000%	11/17/17	23,662
32,000	Freddie Mac	AAA	5.125%	07/15/12	34,742
24,000	Freddie Mac	AAA	4.500%	01/15/13	26,097
59,000	Freddie Mac	AAA	4.125%	09/27/13	64,686
6,000	Freddie Mac	AAA	4.500%	01/15/14	6,682
40,000	Freddie Mac	AAA	5.000%	07/15/14	45,593
44,000	Tennessee Valley Authority, Ser. E	AAA	6.750%	11/01/25	59,716
					637,072

	U.S. Treasury Securities— 39.5%
39,600	United States Treasury Note/Bond	NR	5.000%	08/15/11	41,384
19,800	United States Treasury Note/Bond	NR	1.000%	08/31/11	19,938
19,800	United States Treasury Note/Bond	NR	1.000%	09/30/11	19,942
19,800	United States Treasury Note/Bond	NR	1.000%	10/31/11	19,948
19,800	United States Treasury Note/Bond	NR	1.750%	11/15/11	20,132
19,800	United States Treasury Note/Bond	NR	0.750%	11/30/11	19,894
19,800	United States Treasury Note/Bond	NR	1.000%	12/31/11	19,962
39,600	United States Treasury Note/Bond	NR	4.875%	02/15/12	42,186
287,000	United States Treasury Note/Bond	NR	1.000%	03/31/12	289,635
35,700	United States Treasury Note/Bond	NR	1.375%	05/15/12	36,262
14,000	United States Treasury Note/Bond	NR	1.875%	06/15/12	14,358
95,000	United States Treasury Note/Bond	NR	0.625%	06/30/12	95,278
19,800	United States Treasury Note/Bond	NR	1.500%	07/15/12	20,195
17,800	United States Treasury Note/Bond	NR	1.750%	08/15/12	18,244
29,700	United States Treasury Note/Bond	NR	4.250%	09/30/12	32,025
120,800	United States Treasury Note/Bond	NR	1.375%	11/15/12	122,989
29,700	United States Treasury Note/Bond	NR	4.000%	11/15/12	31,999
116,900	United States Treasury Note/Bond	NR	1.125%	12/15/12	118,398
79,300	United States Treasury Note/Bond	NR	2.875%	01/31/13	83,798
15,900	United States Treasury Note/Bond	NR	3.875%	02/15/13	17,202
99,100	United States Treasury Note/Bond	NR	1.375%	03/15/13	101,020
49,500	United States Treasury Note/Bond	NR	3.625%	05/15/13	53,553
51,500	United States Treasury Note/Bond	NR	4.250%	11/15/13	57,270
71,300	United States Treasury Note/Bond	NR	4.000%	02/15/14	79,004
186,200	United States Treasury Note/Bond	NR	2.625%	07/31/14	197,765
49,500	United States Treasury Note/Bond	NR	4.250%	08/15/14	55,718
296,500	United States Treasury Note/Bond	NR	2.500%	03/31/15	313,457
297,200	United States Treasury Note/Bond	NR	2.500%	04/30/15	314,219
81,200	United States Treasury Note/Bond	NR	5.125%	05/15/16	97,110
61,400	United States Treasury Note/Bond	NR	4.625%	11/15/16	72,011
39,600	United States Treasury Note/Bond	NR	3.125%	04/30/17	42,756
61,400	United States Treasury Note/Bond	NR	4.750%	08/15/17	72,869
9,900	United States Treasury Note/Bond	NR	4.250%	11/15/17	11,444
144,600	United States Treasury Note/Bond	NR	3.500%	02/15/18	159,704
35,700	United States Treasury Note/Bond	NR	9.125%	05/15/18	54,311
107,000	United States Treasury Note/Bond	NR	4.000%	08/15/18	121,905
93,100	United States Treasury Note/Bond	NR	3.750%	11/15/18	104,243
47,600	United States Treasury Note/Bond	NR	2.750%	02/15/19	49,471
49,500	United States Treasury Note/Bond	NR	8.875%	02/15/19	75,170
35,700	United States Treasury Note/Bond	NR	3.125%	05/15/19	38,032
27,700	United States Treasury Note/Bond	NR	3.625%	08/15/19	30,546
148,600	United States Treasury Note/Bond	NR	3.375%	11/15/19	160,500
79,300	United States Treasury Note/Bond	NR	3.625%	02/15/20	87,273
41,600	United States Treasury Note/Bond	NR	8.750%	08/15/20	64,590
6,000	United States Treasury Note/Bond	NR	7.875%	02/15/21	8,936
19,800	United States Treasury Note/Bond	NR	8.125%	08/15/21	30,161
43,600	United States Treasury Note/Bond	NR	8.000%	11/15/21	66,115
33,700	United States Treasury Note/Bond	NR	6.250%	08/15/23	46,027
29,700	United States Treasury Note/Bond	NR	7.500%	11/15/24	45,469
35,700	United States Treasury Note/Bond	NR	6.625%	02/15/27	52,228
45,600	United States Treasury Note/Bond	NR	6.375%	08/15/27	65,365
39,600	United States Treasury Note/Bond	NR	6.125%	11/15/27	55,477
11,900	United States Treasury Note/Bond	NR	6.125%	08/15/29	16,852
49,500	United States Treasury Note/Bond	NR	5.375%	02/15/31	64,930
39,600	United States Treasury Note/Bond	NR	4.500%	02/15/36	46,728
33,700	United States Treasury Note/Bond	NR	4.500%	05/15/38	39,787
83,200	United States Treasury Note/Bond	NR	4.375%	11/15/39	95,862
59,300	United States Treasury Note/Bond	NR	4.625%	02/15/40	71,141
45,000	United States Treasury Note/Bond	NR	4.375%	05/15/40	51,919
					4,254,707
	Total U.S. Government and Agency Securities - 77.0%
	(Cost $8,069,220)				8,287,219

	Total Long-Term Investments - 99.4%
	(Cost $10,349,870)				10,701,928

	Investments of Collateral for Securities Loaned (d) - 0.4%
	Money Market Fund - 0.4%
47,550	BNY Mellon Securities Lending Overnight Fund, 0.306% (e)
	(Cost $47,550)				47,550

	Total Investments - 99.8%
	(Cost $10,397,420)				10,749,478
	Other Assets in excess of Liabilities - 0.2%				16,789
	Net Assets - 100.0%				$ 10,766,267

LLC -	Limited Liability Company
LP -	Limited Partnership
PLC-	Public Limited Company
REIT-	Real Estate Investment Trust
TBA -	To be announced; maturity date has not yet been established.
ULC -	Unlimited Liability Company

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.
The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010 this security amounted to $13,202 which represents 0.1% of net assets.
(b) When-Issued Security.
(c) Security, or portion thereof, was on loan at August 31, 2010
(d ) At August 31, 2010, the total market value of the Fund's securities on loan was $46,422 and the total market value of the collateral held by the Fund was $47,550.
(e) Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's, Moody's or Fitch. Securities classified as NR are not rated.
(For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc.
is provided. Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor
Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated,
U.S. Treasury Securities have an implied rating of AAA/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

Country Allocation*
United States	99.4%
Canada	0.3%
Ivory Coast	0.2%
United Kingdom	0.1%
* Subject to change daily. Based on total long-term investments.

See previously submitted notes to financial statements for the period ended May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 10,397,755	$ 367,795	$ (16,072)	$ 351,723

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820") fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions
ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds:	$-	$2,415	$-	$2,415
Mortgage Backed Securities	-	3,395	-	3,395
United States Government Agency Securities	-	637	-	637
United States Treasury Securities	-	4,255	-	4,255
Money Market Funds	47	-	-	47
Total	$47	$10,702	$-	$10,749

There were no transfers between Level 1 and Level 2.

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Principal Amount	Description	Rating*	Yield/Coupon	Maturity	Value
	Short-Term Investments - 98.2%
	Commercial Paper - 32.1%
$ 300,000	Bryant Park Fund	A-1+	0.252%	9/9/2010	$ 299,979
500,000	Citigroup Fund	A-1+	0.263%	9/9/2010	499,975
500,000	Commerzbank, Ser. MTN	A-1+	0.402%	9/21/2010	499,935
300,000	Santander, Ser. MTN	A-1+	0.411%	10/19/2010	299,832
					1,599,721
	Corporate Bonds - 15.2%
250,000	AT&T, Inc.	A	5.300%	11/15/2010	252,340
200,000	Bank of America Corp., Ser. MTN	A	4.375%	12/1/2010	201,859
300,000	General Electric Capital Corp.	AAA	1.625%	1/7/2011	301,579
					755,778
	U.S. Government and Agency Securities - 50.9%
100,000	Fannie Mae Discount Notes	NR	0.256%	10/07/2010	99,988
125,000	Federal Home Loan Banks, Ser. MTN	AAA	3.000%	12/10/2010	125,961
196,000	Freddie Mac Discount Notes	NR	0.182%	9/15/2010	195,991
400,000	United States Treasury Bill	NR	0.024%	9/30/2010	399,950
450,000	United States Treasury Bill	NR	0.144%	10/28/2010	449,904
300,000	United States Treasury Bill	NR	0.138%	11/4/2010	299,933
190,000	United States Treasury Bill	NR	0.151%	11/12/2010	189,952
300,000	United States Treasury Bill	NR	0.343%	12/16/2010	299,875
475,000	United States Treasury Note	NR	0.875%	4/30/2011	477,004
					2,538,558
	Total Short-Term Investments - 98.2%
	(Cost $4,893,312)				4,894,057

	Total Investments - 98.2%
	(Cost $4,893,312)				4,894,057
	Other Assets in excess of Liabilities - 1.8%				89,198
	Net Assets - 100.0%				$ 4,983,255

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's, Moody's or Fitch. Securities classified as NR are not rated.
(For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc.
is provided. Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited.
Although not rated, US Treasury securities have an implied rating of AAA/Aaa.
The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

Country Allocation*
United States	100.0%
*As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 4,893,312	$ 864	$ (119)	$ 745

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Commercial Paper	$-	$1,600	$-	$1,600
Corporate Bonds	-	756	-	756
U.S. Government and Agency Securities	-	2,538	-	2,538
Total	$-	$4,894	$-	$4,894

There were no transfers between Level 1 and Level 2.

IRO | Claymore/Zacks Dividend Rotation ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.5%
	Consumer Discretionary - 9.1%
7,928	Brinker International, Inc.	$ 124,866
4,728	Brown Shoe Co., Inc.	49,739
4,736	Cato Corp. (The) - Class A	108,691
6,466	CPI Corp.	141,023
42,316	Dover Downs Gaming & Entertainment, Inc.	143,874
9,008	H&R Block, Inc.	115,753
5,680	Hillenbrand, Inc.	108,090
3,489	McGraw-Hill Cos., Inc. (The)	96,471
2,280	Tupperware Brands Corp.	89,695
1,350	VF Corp.	95,337
696	Whirlpool Corp.	51,615
		1,125,154
	Consumer Staples - 7.2%
2,812	Archer-Daniels-Midland Co.	86,553
1,800	Corn Products International, Inc.	61,434
2,346	Kimberly-Clark Corp.	151,082
1,554	Lancaster Colony Corp.	70,816
2,440	Lorillard, Inc.	185,464
1,966	Molson Coors Brewing Co. - Class B	85,639
3,245	Philip Morris International, Inc.	166,923
4,256	Safeway, Inc.	80,013
		887,924
	Energy - 2.7%
1,855	Chevron Corp.	137,567
1,645	Exxon Mobil Corp.	97,318
4,128	Southern Union Co.	92,880
		327,765
	Financials - 18.8%
2,017	Aflac, Inc.	95,303
6,116	Amtrust Financial Services, Inc.	83,483
3,017	Aspen Insurance Holdings Ltd. (Bermuda)	85,683
3,124	Axis Capital Holdings Ltd. (Bermuda)	96,469
1,901	Bank of the Ozarks, Inc.	69,843
9,332	Brookfield Properties Corp. (Canada)	134,941
1,931	Chubb Corp.	106,437
2,368	Endurance Specialty Holdings Ltd. (Bermuda)	87,237
7,139	ESB Financial Corp.	87,738
3,964	Financial Institutions, Inc.	56,923
11,884	Flushing Financial Corp.	128,704
4,688	Harleysville Group, Inc.	149,453
2,900	HCC Insurance Holdings, Inc.	73,167
12,039	Hudson City Bancorp, Inc.	138,750
5,180	Montpelier Re Holdings Ltd. (Bermuda)	82,051
1,263	PartnerRe Ltd. (Bermuda)	94,030
3,248	Republic Bancorp, Inc. - Class A	63,076
1,337	RLI Corp.	70,139
2,525	Royal Bank of Canada (Canada)	120,720
7,200	Selective Insurance Group, Inc.	106,992
2,067	Travelers Cos., Inc. (The)	101,242
3,936	Unitrin, Inc.	93,677
3,876	Willis Group Holdings PLC (Ireland)	112,714
4,552	XL Group PLC (Ireland)	81,526
		2,320,298
	Health Care - 6.5%
2,164	Baxter International, Inc.	92,100
1,147	Becton Dickinson and Co.	78,214
2,616	Cardinal Health, Inc.	78,375
5,345	Eli Lilly & Co.	179,378
1,929	Johnson & Johnson	109,992
1,911	Medtronic, Inc.	60,158
4,572	Merck & Co., Inc.	160,752
2,210	PerkinElmer, Inc.	46,432
		805,401
	Industrials - 5.8%
17,352	Aircastle Ltd. (Bermuda)	135,519
9,146	Deluxe Corp.	153,013
1,731	L-3 Communications Holdings, Inc.	115,285
9,576	Pitney Bowes, Inc.	184,242
4,843	Textainer Group Holdings Ltd. (Bermuda)	132,214
		720,273
	Information Technology - 4.1%
4,788	Broadridge Financial Solutions, Inc.	102,224
5,313	Intel Corp.	94,146
520	International Business Machines Corp.	64,080
5,018	Jabil Circuit, Inc.	51,435
5,148	Keithley Instruments, Inc.	47,619
5,796	National Semiconductor Corp.	73,088
3,245	Xilinx, Inc.	78,367
		510,959
	Materials - 4.6%
4,902	A. Schulman, Inc.	89,069
3,447	Cabot Corp.	97,998
1,715	Eastman Chemical Co.	105,558
2,176	Hawkins, Inc.	66,303
5,150	Koppers Holdings, Inc.	103,000
6,940	Worthington Industries, Inc.	98,687
		560,615
	Telecommunication Services - 3.8%
10,545	AT&T, Inc.	285,031
4,784	TELUS Corp. (Canada)	188,059
		473,090
	Utilities - 36.9%
4,446	AGL Resources, Inc.	163,168
5,889	Alliant Energy Corp.	206,233
8,648	Ameren Corp.	242,749
5,055	American Electric Power Co., Inc.	178,998
5,772	Atmos Energy Corp.	163,348
14,007	CenterPoint Energy, Inc.	207,164
8,781	CMS Energy Corp.	153,668
3,220	Constellation Energy Group, Inc.	94,443
3,765	Dominion Resources, Inc.	160,991
6,876	DPL, Inc.	174,100
3,468	DTE Energy Co.	162,476
11,749	Duke Energy Corp.	201,965
4,208	Edison International	142,020
4,432	Exelon Corp.	180,471
5,501	FirstEnergy Corp.	200,952
9,058	Great Plains Energy, Inc.	167,482
3,528	IDACORP, Inc.	123,692
15,743	NiSource, Inc.	272,984
3,360	PG&E Corp.	157,114
6,517	Pinnacle West Capital Corp.	259,702
6,988	PPL Corp.	189,794
4,468	Public Service Enterprise Group, Inc.	142,797
4,607	SCANA Corp.	179,811
2,257	Sempra Energy	114,926
11,400	TECO Energy, Inc.	192,432
4,788	UGI Corp.	132,149
		4,565,629

	Total Common Stock - 99.5%	12,297,108
	(Cost $12,399,312)

	Exchange-Traded Funds - 0.2%
280	SPDR S&P 500 ETF Trust	29,532
	(Cost $30,003)

	Total Investments - 99.7%
	(Cost $12,429,315)	12,326,640
	Other Assets in excess of Liabilities - 0.3%	34,543
	Net Assets - 100.0%	$12,361,183

PLC -	Public Limited Company

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	89.0%
Bermuda	5.8%
Canada	3.6%
Ireland	1.6%

*As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ending May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 12,454,089	$ 370,103	$ (497,552)	$ (127,449)

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$12,297	$-	$-	$12,297
Exchange-Traded Funds	30	-	-	30
Total	$12,327	$-	$-	$12,327

There were no transfers between Level 1 and Level 2.

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds —98.1%
	Auto Manufacturers— 3.1%
$ 368,000	Daimler Finance North America LLC	BBB+	7.750%	01/18/11	$ 377,400

	Banking — 24.5%
276,000	Bank of America Corp.	A-	7.400%	01/15/11	282,636
398,000	Citigroup, Inc.	A	6.500%	01/18/11	406,391
276,000	Citigroup, Inc.	A	5.125%	02/14/11	281,450
455,000	Goldman Sachs Group, Inc.	A	6.875%	01/15/11	465,342
336,000	JPMorgan Chase & Co.	A	6.750%	02/01/11	344,428
306,000	JPMorgan Chase & Co.	A+	5.600%	06/01/11	317,520
584,000	Morgan Stanley	A	6.750%	04/15/11	605,762
246,000	Wells Fargo & Co.	AA-	4.875%	01/12/11	249,907
					2,953,436
	Diversified Financial Services — 19.3%
65,000	Bear Stearns Cos. LLC	A+	5.500%	08/15/11	67,950
213,000	Countrywide Home Loans, Inc., Ser. L MTN	A	4.000%	03/22/11	216,916
519,000	Credit Suisse USA, Inc.	A+	6.125%	11/15/11	550,578
246,000	General Electric Capital Corp.	AA+	5.000%	11/15/11	258,463
214,000	General Electric Capital Corp., Ser. G MTN	AA+	5.500%	04/28/11	220,822
306,000	General Electric Capital Corp., Ser. A MTN	AA+	6.125%	02/22/11	314,259
338,000	HSBC Finance Corp.	A	6.750%	05/15/11	351,209
338,000	HSBC Finance Corp.	A	6.375%	10/15/11	357,122
					2,337,319
	Electric — 2.4%
101,000	FPL Group Capital, Inc.	BBB+	5.625%	09/01/11	105,704
183,000	Progress Energy, Inc.	BBB	7.100%	03/01/11	188,668
					294,372
	Food — 3.7%
428,000	Kraft Foods, Inc.	BBB-	5.625%	11/01/11	451,030

	Mining — 2.4%
276,000	Freeport-McMoRan Copper & Gold, Inc. (a)	BBB-	8.250%	04/01/15	295,601

	Miscellaneous Manufacturing — 3.5%
398,000	3M Co., Ser. MTN	AA-	4.500%	11/01/11	416,862

	Oil & Gas — 3.2%
368,000	Devon Financing Corp. ULC (Canada)	BBB+	6.875%	09/30/11	391,501

	Pharmaceuticals — 8.1%
335,000	Abbott Laboratories	AA	5.600%	05/15/11	347,279
276,000	Merck & Co., Inc.	AA-	1.875%	06/30/11	279,278
338,000	Wyeth	AA	6.950%	03/15/11	349,695
					976,252
	Pipelines — 0.9%
100,000	Williams Cos., Inc.	BB+	7.125%	09/01/11	104,484

	Retail — 4.3%
52,000	Home Depot, Inc.	BBB+	5.200%	03/01/11	53,084
456,000	Wal-Mart Stores, Inc.	AA	4.125%	02/15/11	463,625
					516,709
	Software — 2.8%
336,000	Oracle Corp.	A	5.000%	01/15/11	341,442

	Telecommunications — 19.9%
246,000	AT&T Corp.	A	7.300%	11/15/11	265,023
214,000	AT&T, Inc.	A	6.250%	03/15/11	220,382
202,000	BellSouth Corp.	A	6.000%	10/15/11	213,628
458,000	Cellco Partnership / Verizon Wireless Capital LLC	A	3.750%	05/20/11	468,156
489,000	Cisco Systems, Inc.	A+	5.250%	02/22/11	499,883
488,000	New Cingular Wireless Services, Inc.	A	7.875%	03/01/11	505,653
216,000	TELUS Corp. (Canada)	BBB+	8.000%	06/01/11	227,046
					2,399,771

	Total Investments - 98.1%
	(Cost $11,830,701)				11,856,179
	Other Assets in excess of Liabilities - 1.9%				223,847
	Net Assets - 100.0%				$ 12,080,026

LLC -	Limited Liability Company
ULC -	Unlimited Liability Company

(a)	Security has a call date of 4/1/2011 at $104.125.

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor's, Moody's or Fitch. Securities classified as NR are not rated.
(For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc.
is provided. Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor
Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or it shares.

Country Allocation**
United States	94.8%
Canada	5.2%

** Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Debt securities may also be valued based on price quotations or other equivalent indications of value provided by a third-party pricing service. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously issued prospectus from May 19, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 11,830,701	$ 26,755	$ (1,277)	$ 25,478

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820") fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions
ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$11,856	$-	$11,856
Total	$-	$11,856	$-	$11,856

There were no transfers between Level 1 and Level 2.

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds - 98.1%
	Auto Manufacturers - 2.8%
$ 323,000	Daimler Finance North America LLC	BBB+	7.300%	01/15/12	$ 347,745

	Banks - 25.2%
220,000	Bank of New York Mellon Corp. (The)	AA-	4.950%	11/01/12	238,287
363,000	Citigroup, Inc.	A	5.300%	10/17/12	383,540
384,000	Deutsche Bank AG (Germany)	A+	5.375%	10/12/12	415,095
343,000	Goldman Sachs Group, Inc. (The)	A	6.600%	01/15/12	366,579
282,000	Goldman Sachs Group, Inc. (The)	A	5.700%	09/01/12	302,674
303,000	Goldman Sachs Group, Inc. (The)	A	5.450%	11/01/12	324,916
303,000	JPMorgan Chase & Co.	A+	5.375%	10/01/12	327,620
303,000	Morgan Stanley	A	6.600%	04/01/12	325,254
363,000	Wells Fargo & Co.	AA-	5.250%	10/23/12	390,583
					3,074,548

	Beverages - 2.2%
261,000	Anheuser-Busch InBev Worldwide, Inc.	BBB+	3.000%	10/15/12	269,442

	Building Materials - 2.7%
303,000	CRH America, Inc.	BBB+	6.950%	03/15/12	325,191

	Computers - 3.6%
404,000	International Business Machines Corp.	A+	4.750%	11/29/12	440,092

	Diversified Financial Services - 25.9%
283,000	Bear Stearns Cos. LLC (The)	A+	6.950%	08/10/12	313,461
240,000	Countrywide Financial Corp.	A	5.800%	06/07/12	255,365
343,000	Credit Suisse USA, Inc.	A+	6.500%	01/15/12	368,183
544,000	General Electric Capital Corp.	AA+	5.250%	10/19/12	586,083
404,000	General Electric Capital Corp.	AA+	5.875%	02/15/12	430,826
564,000	General Electric Capital Corp.	AA+	6.000%	06/15/12	609,856
220,000	HSBC Finance Corp.	A	7.000%	05/15/12	237,649
343,000	Merrill Lynch & Co., Inc.	A	6.050%	08/15/12	368,170
					3,169,593
	Electric - 2.5%
283,000	Duke Energy Carolinas LLC	A-	6.250%	01/15/12	303,879

	Food - 2.3%
262,000	Kraft Foods, Inc.	BBB-	6.250%	06/01/12	284,765

	Forest Products & Paper - 1.6%
180,000	Weyerhaeuser Co.	BBB-	6.750%	03/15/12	190,340

	Media - 7.9%
262,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. (a)	BBB-	7.625%	05/15/16	289,191
261,000	Time Warner Cable, Inc.	BBB	5.400%	07/02/12	280,142
363,000	Time Warner, Inc.	BBB	6.875%	05/01/12	395,573
					964,906

	Mining - 3.3%
364,000	Freeport-McMoRan Copper & Gold, Inc. (b)	BBB-	8.375%	04/01/17	404,556

	Oil & Gas - 4.1%
484,000	Chevron Corp.	AA	3.450%	03/03/12	504,300

	Pharmaceuticals - 8.1%
303,000	AstraZeneca PLC (United Kingdom)	AA-	5.400%	09/15/12	330,797
625,000	Pfizer, Inc.	AA	4.450%	03/15/12	659,478
					990,275

	Telecommunications - 5.9%
364,000	New Cingular Wireless Services, Inc.	A	8.125%	05/01/12	406,225
283,000	Qwest Corp.	BBB-	8.875%	03/15/12	312,007
					718,232

	Total Investments - 98.1%
	(Cost $11,919,399)				11,987,864
	Other Assets in excess of Liabilities - 1.9%				232,713
	Net Assets - 100.0%				$ 12,220,577

	AG - Stock Corporation
	LLC - Limited Liability Company
	PLC - Public Limited Company

	Securities are classified by sectors that represent broad groupings of related industries.

(a)	Security has a call date of 5/15/12 at $103.813.
(b)	Security has a call date of 4/01/12 at $104.188.

	*Ratings shown are per Standard & Poor's, Moody's or Fitch. Securities classified as NR are not rated.
	(For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc.
	is provided. Likewise, for securities not rated by Standard & Poor's Rating Group
	and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited.
	The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

	Country Allocation**
	United States	93.8%
	Germany	3.5%
	United Kingdom	2.7%

	** Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Debt securities may also be valued based on price quotations or other equivalent indications of value provided by a third-party pricing service. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

	See previously issued prospectus from May 19, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 11,919,399	$ 68,870	$ (405)	$ 68,465

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after
December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values
Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$11,988	$-	$11,988
Total	$-	$11,988	$-	$11,988

There were no transfers between Level 1 and Level 2.

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds — 98.5%
	Agriculture— 3.8%
$ 321,000	Philip Morris International, Inc.	A	4.875%	5/16/2013	$ 351,212

	Agriculture— 3.0%
246,000	Daimler Finance North America LLC	BBB+	6.500%	11/15/2013	281,174

	Banking — 36.9%
165,000	Bank of America Corp., Ser. MTN	A	4.900%	5/1/2013	175,165
168,000	Bank of Nova Scotia (Canada)	AA-	2.250%	1/22/2013	172,368
399,000	Citigroup, Inc.	A	5.500%	4/11/2013	423,889
261,000	Citigroup, Inc.	A	6.500%	8/19/2013	285,642
337,000	Credit Suisse, Ser. MTN (Switzerland)	A+	5.000%	5/15/2013	364,868
246,000	Deutsche Bank AG (Germany)	A+	4.875%	5/20/2013	265,734
168,000	Goldman Sachs Group, Inc. (The)	A	4.750%	7/15/2013	178,603
231,000	Goldman Sachs Group, Inc. (The)	A	5.250%	10/15/2013	250,184
216,000	JPMorgan Chase & Co.	A+	4.750%	5/1/2013	234,291
231,000	Morgan Stanley	A	5.300%	3/1/2013	247,040
246,000	Royal Bank of Canada, Ser. MTN (Canada)	AA-	2.100%	7/29/2013	252,786
261,000	Wachovia Corp., Ser. MTN	AA-	5.500%	5/1/2013	286,704
261,000	Wells Fargo & Co.	AA-	4.375%	1/31/2013	278,515
					3,415,789
	Computers— 2.3%
199,000	Hewlett-Packard Co.	A	4.500%	3/1/2013	215,834

	Diversified Financial Services — 9.9%
168,000	American Express Credit Corp., Ser. C	BBB+	7.300%	8/20/2013	192,589
261,000	General Electric Capital Corp., Ser. MTNA	AA+	5.450%	1/15/2013	283,414
216,000	General Electric Capital Corp.	AA+	4.800%	5/1/2013	233,179
199,000	Merrill Lynch & Co., Inc.	A	5.450%	2/5/2013	212,534
					921,716
	Iron/Steel — 4.1%
353,000	ArcelorMittal (Luxembourg)	BBB	5.375%	6/1/2013	376,623

	Media — 2.1%
168,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.375%	3/15/2013	195,315

	Miscellaneous Manufacturing — 4.8%
414,000	General Electric Co.	AA+	5.000%	2/1/2013	448,920

	Oil & Gas — 7.2%
246,000	BP Capital Markets PLC (United Kingdom)	A	5.250%	11/7/2013	255,505
123,000	Occidental Petroleum Corp.	A	7.000%	11/1/2013	144,893
261,000	Shell International Finance BV (Netherlands)	AA	1.875%	3/25/2013	266,547
					666,945
	Pharmaceuticals — 8.3%
399,000	GlaxoSmithKline Capital, Inc.	A+	4.850%	5/15/2013	438,618
322,000	Novartis Capital Corp.	AA-	1.900%	4/24/2013	330,624
					769,242
	Retail— 2.2%
183,000	Wal-Mart Stores, Inc.	AA	4.550%	5/1/2013	200,616

	Software — 2.0%
168,000	Oracle Corp.	A	4.950%	4/15/2013	185,501

	Telecommunications — 10.3%
276,000	AT&T Corp.	A	6.500%	3/15/2013	310,677
231,000	AT&T, Inc.	A	4.950%	1/15/2013	251,819
153,000	AT&T, Inc.	A	6.700%	11/15/2013	177,335
200,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.250%	11/15/2013	212,793
					952,624
	Transportation — 1.6%
138,000	United Parcel Service, Inc.	AA-	4.500%	1/15/2013	149,682

	Total Investments - 98.5%
	(Cost $9,040,315)				9,131,193
	Other Assets in excess of Liabilities - 1.5%				135,773
	Net Assets - 100.0%				$ 9,266,966

AG -	Stock Corporation
BV -	Limited Liability Company
LLC -	Limited Liability Company
PLC-	Public Limited Company
SA -	Corporation

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor's, Moody's or Fitch. Securities classified as NR are not rated.
(For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc.
is provided. Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited.
Although not rated, US Treasury securities have an implied rating of AAA/Aaa.
The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

Country Allocation*
United States	76.3%
Luxembourg	6.4%
Canada	4.7%
Switzerland	4.0%
Germany	2.9%
Netherlands	2.9%
United Kingdom	2.8%

* Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Debt securities may also be valued based on price quotations or other equivalent indications of value provided by a third-party pricing service. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously issued prospectus from May 19, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 9,040,315	$ 90,878	$ -	$ 90,878

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$9,131	$-	$9,131
Total	$-	$9,131	$-	$9,131

There were no transfers between Level 1 and Level 2.

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds — 97.8%
	Aerospace/Defense — 3.3%
$ 273,000	General Dynamics Corp.	A	5.250%	2/1/14	$ 309,886

	Agriculture — 2.5%
197,000	Philip Morris International, Inc.	A	6.875%	3/17/14	231,743

	Banks — 32.7%
315,000	Bank of America Corp.	A	7.375%	5/15/14	359,882
182,000	Citigroup, Inc.	A	5.125%	5/5/14	191,940
272,000	Citigroup, Inc.	A	6.375%	8/12/14	297,876
438,000	Citigroup, Inc.	A-	5.000%	9/15/14	450,456
212,000	Citigroup, Inc.	A	5.500%	10/15/14	225,973
151,000	Goldman Sachs Group, Inc.	A	6.000%	5/1/14	167,376
273,000	JPMorgan Chase & Co.	A+	4.650%	6/1/14	297,308
212,000	JPMorgan Chase & Co.	A	5.125%	9/15/14	231,813
423,000	Morgan Stanley	A-	4.750%	4/1/14	435,976
165,000	Wachovia Corp.	A+	5.250%	8/1/14	178,140
212,000	Wells Fargo & Co., Ser. I	AA-	3.750%	10/1/14	223,646
					3,060,386
	Beverages — 4.6%
165,000	Bottling Group LLC	A	6.950%	3/15/14	195,823
197,000	Diageo Capital PLC (United Kingdom)	A-	7.375%	1/15/14	233,085
					428,908
	Chemicals — 2.3%
182,000	Dow Chemical Co.	BBB-	7.600%	5/15/14	212,315

	Computers — 2.3%
182,000	Hewlett-Packard Co.	A	6.125%	3/1/14	210,656

	Diversified Financial Services — 11.0%
165,000	American Express Credit Corp.	BBB+	5.125%	8/25/14	181,496
182,000	Bear Stearns Cos. LLC	A+	5.700%	11/15/14	205,099
182,000	Caterpillar Financial Services Corp.	A	6.125%	2/17/14	209,315
212,000	General Electric Capital Corp.	AA+	5.900%	5/13/14	239,871
182,000	Merrill Lynch & Co., Inc.	A	5.450%	7/15/14	195,071
					1,030,852
	Electric — 2.5%
212,000	Pacific Gas & Electric Co.	BBB+	4.800%	3/1/14	234,464

	Media — 1.8%
150,000	COX Communications, Inc.	BBB-	5.450%	12/15/14	169,196

	Mining — 2.4%
182,000	Teck Resources Ltd. (Canada) (a)	BBB	10.750%	5/15/19	226,473

	Oil & Gas — 6.3%
242,000	Chevron Corp.	AA	3.950%	3/3/14	264,226
303,000	Shell International Finance BV (Netherlands)	AA	4.000%	3/21/14	328,697
					592,923
	Pharmaceuticals — 8.1%
197,000	GlaxoSmithKline Capital, Inc.	A+	4.375%	4/15/14	218,076
257,000	Novartis Capital Corp.	AA-	4.125%	2/10/14	281,264
227,000	Wyeth	AA	5.500%	2/1/14	257,198
					756,538
	Retail — 3.4%
257,000	Staples, Inc.	BBB	9.750%	1/15/14	319,262

	Software — 2.1%
182,000	Microsoft Corp.	AAA	2.950%	6/1/14	194,172

	Telecommunications — 12.5%
257,000	AT&T, Inc.	A	5.100%	9/15/14	289,146
182,000	BellSouth Corp.	A	5.200%	9/15/14	205,091
408,000	Cellco Partnership / Verizon Wireless Capital LLC	A	5.550%	2/1/14	462,071
120,000	France Telecom SA (France)	A-	4.375%	7/8/14	132,773
75,000	Vodafone Group PLC (United Kingdom)	A-	4.150%	6/10/14	80,638
					1,169,719

	Total Investments - 97.8%
	(Cost $9,012,150)				9,147,493
	Other Assets in excess of Liabilities - 2.2%				201,476
	Net Assets - 100.0%				$ 9,348,969

BV -	Limited Liability Company
LLC -	Limited Liability Company
PLC -	Public Limited Company
SA -	Limited Liability Company

(a)	Security has a call date of 5/15/14 at $105.380.

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor's, Moody's or Fitch. Securities classified as NR are not rated.
(For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc.
is provided. Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor
Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

Country Allocation*
United States	89.0%
Netherlands	3.6%
United Kingdom	3.4%
Canada	2.5%
France	1.5%

* Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Debt securities may also be valued based on price quotations or other equivalent indications of value provided by a third-party pricing service. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously issued prospectus from May 19, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 9,012,150	$ 135,343	$ -	$ 135,343

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$9,147	$-	$9,147
Total	$-	$9,147	$-	$9,147

There were no transfers between Level 1 and Level 2.

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds — 98.3%
	Aerospace/Defense — 2.8%
$ 229,000	United Technologies Corp.	A	4.875%	05/01/15	$ 261,058

	Banks — 31.3%
165,000	Bank of America Corp.	A	4.750%	08/01/15	173,820
345,000	Bank of America Corp.	A	4.500%	04/01/15	357,888
319,000	Bank of Nova Scotia (Canada)	AA-	3.400%	01/22/15	339,651
153,000	BNP Paribas (France)	AA	3.250%	03/11/15	158,093
214,000	Deutsche Bank AG (Germany)	Aa3	3.450%	03/30/15	223,054
211,000	Goldman Sachs Group, Inc.	A	5.125%	01/15/15	226,966
168,000	JPMorgan Chase & Co.	A+	4.750%	03/01/15	183,303
168,000	JPMorgan Chase & Co.	A	5.150%	10/01/15	182,108
381,000	JPMorgan Chase & Co.	A+	3.700%	01/20/15	399,223
487,000	Morgan Stanley, Ser. MTN	A	6.000%	04/28/15	531,542
168,000	Wells Fargo & Co.	AA-	3.625%	04/15/15	176,000
					2,951,648
	Beverages — 2.2%
198,000	Anheuser-Busch InBev Worldwide, Inc.	BBB+	4.125%	01/15/15	212,372

	Biotechnology — 1.8%
153,000	Genentech, Inc.	AA-	4.750%	07/15/15	172,302

	Chemicals — 4.4%
213,000	Dow Chemical Co.	BBB-	5.900%	02/15/15	236,067
168,000	EI du Pont de Nemours & Co.	A	3.250%	01/15/15	178,657
					414,724
	Diversified Financial Services — 16.5%
274,000	Credit Suisse USA, Inc.	A+	4.875%	01/15/15	300,561
244,000	Credit Suisse USA, Inc.	A+	5.125%	08/15/15	271,761
168,000	General Electric Capital Corp., Ser. MTN	AA+	4.875%	03/04/15	183,868
274,000	HSBC Finance Corp.	A	5.000%	06/30/15	295,865
259,000	Merrill Lynch & Co., Inc., Ser. MTNC	A	5.000%	01/15/15	274,446
213,000	Nomura Holdings, Inc. (Japan)	BBB+	5.000%	03/04/15	228,903
					1,555,404
	Electric — 3.9%
335,000	Exelon Corp.	BBB-	4.900%	06/15/15	367,598

	Healthcare-Products — 2.1%
183,000	Medtronic, Inc.	AA-	3.000%	03/15/15	193,542

	Insurance — 4.2%
137,000	Berkshire Hathaway Finance Corp.	AA+	4.850%	01/15/15	154,377
229,000	Berkshire Hathaway, Inc.	AA+	3.200%	02/11/15	242,046
					396,423
	Media — 3.4%
183,000	Comcast Corp.	BBB+	6.500%	01/15/15	214,785
100,000	DIRECTV Holdings LLC	BBB-	3.550%	03/15/15	103,232
					318,017
	Office/Business Equipment — 2.2%
197,000	Xerox Corp.	BBB-	4.250%	02/15/15	210,010

	Oil & Gas — 6.7%
274,000	BP Capital Markets PLC (United Kingdom)	A	3.875%	03/10/15	271,695
320,000	ConocoPhillips	A	4.600%	01/15/15	359,393
					631,088
	Pharmaceuticals — 10.8%
153,000	Merck & Co., Inc.	AA-	4.750%	03/01/15	173,713
304,000	Novartis Capital Corp.	AA-	2.900%	04/24/15	319,017
457,000	Pfizer, Inc.	AA	5.350%	03/15/15	527,427
					1,020,157
	Retail — 2.9%
244,000	Wal-Mart Stores, Inc.	AA	4.500%	07/01/15	274,485

	Telecommunications — 3.1%
274,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.250%	10/01/15	291,974

	Total Investments - 98.3%
	(Cost $9,036,323)				9,270,802
	Other Assets in excess of Liabilities - 1.7%				164,771
	Net Assets - 100.0%				$ 9,435,573

AG -	Stock Corporation
LLC -	Limited Liability Company
PLC -	Public Limited Company
SA -	Limited Liability Company

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor's, Moody's or Fitch. Securities classified as NR are not rated.
(For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc.
is provided. Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited.
The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

Country Allocation*
United States	83.7%
Canada	3.7%
Luxembourg	3.1%
United Kingdom	2.9%
Japan	2.5%
Germany	2.4%
France	1.7%

* Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Debt securities may also be valued based on price quotations or other equivalent indications of value provided by a third-party pricing service. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously issued prospectus from May 19, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 9,036,323	$ 234,601	$ (122)	$ 234,479

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$9,271	$-	$9,271
Total	$-	$9,271	$-	$9,271

There were no transfers between Level 1 and Level 2.

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds — 98.0%
	Banking — 21.6%
$ 300,000	Bank of America Corp.	A	6.500	8/1/2016	335,575
234,000	Barclays Bank PLC (United Kingdom), Ser. 1	AA-	5.000	9/22/2016	254,251
173,000	BB&T Corp., Ser. MTN	A	3.950	4/29/2016	181,878
125,000	Citigroup, Inc.	A	5.300	1/7/2016	131,794
270,000	Goldman Sachs Group, Inc. (The)	A	5.350	1/15/2016	291,155
152,000	Wachovia Corp.	A+	5.625	10/15/2016	167,859
					1,362,512
	Building Materials — 4.3%
100,000	CRH America, Inc.	BBB+	6.000	9/30/2016	110,014
162,000	Masco Corp.	BBB	6.125	10/3/2016	162,996
					273,010
	Diversified Financial Services — 14.7%
152,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.625	10/15/2016	179,244
152,000	General Electric Capital Corp., Ser. MTN	AA+	5.000	1/8/2016	166,180
304,000	HSBC Finance Corp.	A	5.500	1/19/2016	333,028
234,000	Merrill Lynch & Co., Inc.	A-	6.050	5/16/2016	248,167
					926,619
	Electric — 2.8%
152,000	National Grid PLC (United Kingdom)	BBB+	6.300	8/1/2016	178,387

	Food — 4.7%
274,000	Kraft Foods, Inc.	BBB-	4.125	2/9/2016	293,492

	Healthcare - Services — 3.1%
172,000	WellPoint, Inc.	A-	5.250	1/15/2016	192,881

	Insurance — 2.9%
152,000	MetLife, Inc.	A-	6.750	6/1/2016	180,682

	Media — 3.0%
162,000	Viacom, Inc.	BBB+	6.250	4/30/2016	189,058

	Oil & Gas — 2.4%
152,000	Anadarko Petroleum Corp.	BBB-	5.950	9/15/2016	150,729

	Pharmaceuticals — 8.6%
304,000	Abbott Laboratories	AA	5.875	5/15/2016	363,950
152,000	Wyeth	AA	5.500	2/15/2016	177,519
					541,469
	Retail— 8.3%
345,000	Home Depot, Inc.	BBB+	5.400	3/1/2016	389,168
132,000	Macy's Retail Holdings, Inc.	BB+	5.900	12/1/2016	136,620
					525,788
	Software — 3.6%
193,000	Oracle Corp.	A	5.250	1/15/2016	224,259

	Telecommunications — 18.0%
132,000	AT&T, Inc.	A	5.625	6/15/2016	153,183
325,000	Cisco Systems, Inc.	A+	5.500	2/22/2016	383,680
174,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.750	3/23/2016	199,889
224,000	Embarq Corp.	BBB-	7.082	6/1/2016	244,493
132,000	Verizon Communications, Inc.	A	5.550	2/15/2016	152,058
					1,133,303
	Total Investments - 98.0%
	(Cost $6,048,878)				6,172,189
	Other Assets in excess of Liabilities - 2.0%				125,113
	Net Assets - 100.0%				$ 6,297,302

PLC-	Public Limited Company

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor's, Moody's or Fitch. Securities classified as NR are not rated.
(For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc.
is provided. Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited.
The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

Country Allocation**
United States	86.9%
United Kingdom	7.0%
Netherlands	3.2%
Canada	2.9%
** Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Debt securities may also be valued based on price quotations or other equivalent indications of value provided by a third-party pricing service. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously issued prospectus from May 19, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 6,048,878	$ 124,387	$ (1,076)	$ 123,311

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after
December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values
Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$6,172	$-	$6,172
Total	$-	$6,172	$-	$6,172

There were no transfers between Level 1 and Level 2.

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds — 97.3%
	Aerospace/Defense — 1.3%
$ 72,000	United Technologies Corp.	A	5.375%	12/15/17	$ 85,264

	Banks — 35.2%
110,000	Bank of America Corp.	A	6.000%	09/01/17	118,737
250,000	Bank of America Corp.	A	5.750%	12/01/17	265,018
112,000	Capital One Financial Corp.	BBB	6.750%	09/15/17	133,011
92,000	Citigroup, Inc.	A-	5.500%	02/15/17	94,655
142,000	Citigroup, Inc.	A	6.000%	08/15/17	152,403
284,000	Citigroup, Inc.	A	6.125%	11/21/17	307,363
213,000	Deutsche Bank AG (Germany)	A+	6.000%	09/01/17	247,120
80,000	Goldman Sachs Group, Inc.	A-	5.625%	01/15/17	83,957
95,000	Goldman Sachs Group, Inc.	A	6.250%	09/01/17	105,563
100,000	Morgan Stanley, Ser. EMTN	A	5.450%	01/09/17	105,137
213,000	UBS AG, Ser. MTN (Switzerland)	A+	5.875%	12/20/17	240,804
142,000	Wachovia Corp.	AA-	5.750%	06/15/17	159,629
213,000	Wells Fargo & Co.	AA-	5.625%	12/11/17	240,907
					2,254,304
	Beverages — 3.4%
182,000	Coca-Cola Co.	A+	5.350%	11/15/17	214,672

	Chemicals — 0.8%
46,000	Rohm and Haas Co.	BBB-	6.000%	09/15/17	51,305

	Computers — 4.2%
224,000	International Business Machines Corp.	A+	5.700%	09/14/17	268,759

	Diversified Financial Services — 14.2%
112,000	American Express Co.	BBB+	6.150%	08/28/17	128,750
182,000	Bear Stearns Cos. LLC	A+	6.400%	10/02/17	211,908
112,000	General Electric Capital Corp., Ser. MTN	AA+	5.400%	02/15/17	122,481
213,000	General Electric Capital Corp., Ser. MTN	AA+	5.625%	09/15/17	235,620
193,000	Merrill Lynch & Co., Inc.	A	6.400%	08/28/17	208,405
					907,164
	Food — 3.0%
162,000	Kraft Foods, Inc.	BBB-	6.500%	08/11/17	193,697

	Healthcare-Products — 2.3%
122,000	Covidien International Finance SA (Ireland)	A	6.000%	10/15/17	145,345

	Media— 5.8%
95,000	Comcast Corp.	BBB+	6.300%	11/15/17	112,232
224,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/17	255,824
					368,056
	Miscellaneous Manufacturing — 4.6%
264,000	General Electric Co.	AA+	5.250%	12/06/17	296,608

	Oil & Gas — 5.5%
203,000	Canadian Natural Resources Ltd. (Canada)	BBB	5.700%	05/15/17	234,647
100,000	Marathon Oil Corp.	BBB+	6.000%	10/01/17	116,137
					350,784
	Pharmaceuticals — 6.7%
162,000	Abbott Laboratories	AA	5.600%	11/30/17	193,649
193,000	AstraZeneca PLC (United Kingdom)	AA-	5.900%	09/15/17	233,640
					427,289
	Pipelines — 1.3%
71,000	Enterprise Products Operating LLC, Ser. L	BBB-	6.300%	09/15/17	82,073

	Retail — 5.3%
112,000	Costco Wholesale Corp.	A+	5.500%	03/15/17	132,796
182,000	CVS Caremark Corp.	BBB+	5.750%	06/01/17	208,838
					341,634
	Telecommunications — 2.7%
152,000	Vodafone Group PLC (United Kingdom)	A-	5.625%	02/27/17	172,627

	Water — 1.0%
56,000	American Water Capital Corp.	BBB+	6.085%	10/15/17	64,035

	Total Investments - 97.3%
	(Cost $6,030,631)				6,223,616
	Other Assets in excess of Liabilities - 2.7%				170,812
	Net Assets - 100.0%				$ 6,394,428

AG -	Stock Corporation
LLC -	Limited Liability Company
PLC -	Public Limited Company
SA -	Corporation

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor's, Moody's or Fitch. Securities classified as NR are not rated.
(For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc.
is provided. Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited.
The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

Country Allocation**
United States	79.5%
United Kingdom	6.5%
Germany	4.0%
Switzerland	3.9%
Canada	3.8%
Ireland	2.3%
** Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Debt securities may also be valued based on price quotations or other equivalent indications of value provided by a third-party pricing service. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously issued prospectus from May 19, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 6,030,631	$ 192,985	$ -	$ 192,985

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after
December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values
Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$6,224	$-	$6,224
Total	$-	$6,224	$-	$6,224

There were no transfers between Level 1 and Level 2 .

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value
	Total Long-Term Investments - 99.8%
	Common Stocks - 93.0%
	Australia - 7.4%
944	ASX Ltd.	$ 24,458
2,015	Bank of Queensland Ltd.	17,630
12,498	David Jones Ltd.	54,841
9,804	Metcash Ltd.	38,307
3,199	QBE Insurance Group Ltd.	46,952
44,687	TABCORP Holdings Ltd.	254,154
79,115	Telstra Corp. Ltd.	193,645
		629,987
	Austria - 3.1%
10,252	Oesterreichische Post AG	265,808

	Belgium - 6.2%
7,502	Belgacom SA	268,115
4,539	Mobistar SA	255,069
45	Solvay SA	4,090
		527,274
	Bermuda - 1.0%
9,557	Catlin Group Ltd.	48,309
6,500	Esprit Holdings Ltd.	36,434
		84,743
	Brazil - 0.1%
271	TAM SA, ADR	5,344

	Canada - 0.1%
113	TELUS Corp.	4,456

	China - 0.2%
1,000	Hang Seng Bank Ltd.	13,717
1,000	Hongkong Electric Holdings Ltd.	6,074
		19,791
	Czech Republic - 3.3%
136	CEZ AS	5,717
32	Komercni Banka AS	6,192
11,885	Telefonica O2 Czech Republic AS	267,725
		279,634
	Finland - 0.8%
1,192	Fortum OYJ	27,527
2,370	Orion OYJ - Class B	43,435
		70,962
	France - 5.4%
351	Bouygues SA	14,291
951	Klepierre - REIT	29,123
11,424	Metropole Television SA	238,916
695	Neopost SA	49,253
5,438	PagesJaunes Groupe	51,829
1,941	SCOR SE	42,345
1,312	Veolia Environnement	30,632
		456,389
	Germany - 1.7%
1,581	E.ON AG	44,618
707	Hannover Rueckversicherung AG	31,454
210	Muenchener Rueckversicherungs AG	26,903
689	RWE AG	45,255
		148,230
	Hungary - 2.5%
70,114	Magyar Telekom Telecommunications PLC	213,396

	Israel - 3.9%
112,531	Bezeq Israeli Telecommunication Corp. Ltd.	248,824
1,450	Cellcom Israel Ltd.	39,788
19	Delek Group Ltd.	4,776
2,515	Partner Communications Co. Ltd.	41,938
		335,326
	Italy - 4.9%
54,426	Enel SpA	260,089
8,574	Snam Rete Gas SpA	39,829
64,727	Telecom Italia SpA	71,447
12,004	Terna Rete Elettrica Nazionale SpA	48,401
		419,766
	Mexico - 0.1%
275	Industrias Penoles SAB de CV	5,767

	Netherlands - 0.6%
3,670	Koninklijke KPN NV	53,361

	Philippines - 0.0%*
50	Philippine Long Distance Telephone Co.	2,692

	Portugal - 1.0%
12,796	EDP - Energias de Portugal SA	39,031
4,239	Portugal Telecom SGPS SA	49,781
		88,812
	Russia - 0.1%
207	Mobile Telesystems OJSC, ADR	4,318

	South Africa - 0.1%
1,010	African Bank Investments Ltd.	4,437
1,054	Pretoria Portland Cement Co. Ltd.	4,291
		8,728
	Spain - 22.5%
6,230	ACS Actividades de Construccion y Servicios SA	259,117
815	Banco de Sabadell SA	3,952
26,886	Banco Espanol de Credito SA	230,619
19,383	Banco Santander SA	227,798
4,443	Bankinter SA	28,974
10,684	Bolsas y Mercados Espanoles SA	278,638
12,443	Criteria Caixacorp SA (a)	58,592
2,853	Ebro Foods SA	50,075
1,941	Enagas	34,413
1,884	Endesa SA	43,891
15,987	Gas Natural SDG SA	242,503
38,729	Iberdrola SA	273,678
3,760	Indra Sistemas SA	63,104
16,238	Mapfre SA	46,786
3,240	Telefonica SA	72,063
		1,914,203
	Switzerland - 3.5%
363	Baloise-Holding AG	29,427
8,474	Garmin Ltd.	225,493
195	Zurich Financial Services AG	43,538
		298,458
	Turkey - 0.1%
208	Tupras Turkiye Petrol Rafine	4,678

	United Kingdom - 1.4%
103	AstraZeneca PLC	5,110
2,342	Close Brothers Group PLC	23,954
1,291	GlaxoSmithKline PLC	24,226
24,378	Hays PLC	33,795
12,881	Stagecoach Group PLC	34,090
		121,175
	United States - 23.0%
3,140	Altria Group, Inc.	70,085
14,064	Annaly Capital Management, Inc. - REIT	244,432
1,446	AT&T, Inc.	39,085
2,535	Bristol-Myers Squibb Co.	66,113
1,739	CenturyLink, Inc.	62,882
891	Consolidated Edison, Inc.	42,349
497	DTE Energy Co.	23,284
736	EI du Pont de Nemours & Co.	30,007
1,480	FirstEnergy Corp.	54,064
35,724	Frontier Communications Corp.	276,147
1,815	Highwoods Properties, Inc. - REIT	56,773
34,805	MFA Financial, Inc. - REIT	256,513
463	Mid-America Apartment Communities, Inc. - REIT	26,146
665	Nationwide Health Properties, Inc. - REIT	25,583
1,191	Reynolds American, Inc.	64,957
1,004	SCANA Corp	39,186
9,588	Senior Housing Properties Trust - REIT	225,318
4,969	TransDigm Group, Inc.	287,655
1,896	Vectren Corp.	46,528
471	Ventas, Inc. - REIT	23,790
		1,960,897

	Total Common Stocks - 93.0%
	(Cost $8,231,230)	7,924,195

	Income Trusts - 6.8%
	Canada - 6.8%
590	Baytex Energy Trust (a)	19,337
2,218	Keyera Facilities Income Fund	61,131
1,380	Pembina Pipeline Income Fund	25,365
17,019	Peyto Energy Trust (a)	224,877
981	Vermilion Energy Trust	32,815
44,665	Yellow Pages Income Fund (a)	216,131
	(Cost $592,369)	579,656

	Total Long-Term Investments - 99.8%
	(Cost $8,823,599)	8,503,851

	Investments of Collateral for Securities Loaned (b) - 6.2%
	Money Market Funds - 6.2%
529,419	BNY Mellon Securities Lending Overnight Fund, 0.306% (c)
	(Cost $529,419)	529,419

	Total Investments - 106.0%
	(Cost $9,353,018)	9,033,270
	Liabilities in excess of Other Assets - (6.0%)	(514,815)
	Net Assets - 100.0%	$ 8,518,455

* Less than 0.1%
ADR - American Depositary Receipt
AG - Stock Corporation
AS - Stock Company
NV - Publicly Traded Company
OJSC - Open Joint Stock Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SAB de CV – Variable Capital Company
SE - Stock Corporation
SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at August 31, 2010.
(b) At August 31, 2010, the total market value of the Fund's securities on loan was $502,694 and the total market value of the collateral held by the Fund was $529,419.
(c) Interest rate shown reflects yield as of August 31, 2010.

Security of Investments by Sector Classification**
Telecommunication Services	25.5%
Financials	25.0%
Utilities	15.9%
Consumer Discretionary	12.7%
Industrials	10.6%
Energy	4.3%
Consumer Staples	2.6%
Health Care	1.6%
Information Technology	1.3%
Materials	0.5%

** Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groups of related industries.

See previously submitted notes to financial statements for the period ended May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 9,334,949	$ 168,632	$ (470,311)	$ (301,679)

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after
December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values
Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$7,924	$-	$-	$7,924
Income Trusts	580	-	-	580
Money Market Funds	529	-	-	529
Total	$9,033	$-	$-	$9,033

There were no transfers between Level 1 and Level 2.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer

Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer

Date:	October 26, 2010

By:	/s/ Bruce Albelda
Bruce Albelda
Interim Treasurer and Interim Chief Financial Officer

Date:	October 26, 2010